GOODWILL (Details) $ in Millions	6 Months Ended
Jun. 30, 2026 USD ($)
Changes in goodwill [abstract]
Beginning of year	$ 809
Transfer to assets held for sale	(25)
Foreign exchange and other	63
End of year	$ 847